Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,498,000
Previously Paid Amount	0.00
Total Fee Amount	130.33
Total Offset Amount	0.00
Net Fee	130.33
Narrative - Max Aggregate Offering Price	$ 1,498,000
Final Prospectus	true